Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Allowance for Expected Credit Losses
The table below sets forth the allowance for expected credit losses:

(In $ millions)	Trade Receivables	Other Current Assets	Total
Upon adoption of ASU 2016-13 - Measurement of credit losses, as at January 1, 2020	1.0	1.9	2.9
Provision for expected credit losses	1.2	—	1.2
Recoveries collected / reversals of provision	(1.0)	—	(1.0)
Balance as at December 31, 2020	1.2	1.9	3.1
Provision for expected credit losses	0.3	—	0.3
Recoveries collected / reversals of provision	(0.7)	—	(0.7)
Write-off charged against allowance	—	(1.9)	(1.9)
Balance as at December 31, 2021	0.8	—	0.8